Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Raw materials and consumables used		(4,781)	(4,542)	(4,583)
Changes in inventories of finished goods and work in progress		227	160	445
Employee benefit costs		(2,972)	(2,717)	(2,744)
Depreciation, amortisation and impairment costs		(1,305)	(1,076)	(1,450)
Other operating income		722	196	188
Loss on reclassification from amortised cost to fair value		(5)	(3)	(3)
Other operating expenses		(9,018)	(7,468)	(7,667)
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Share of post-tax results of associates and joint ventures		442	415	455
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
Attributable to:
Owners of the parent		6,666	6,801	6,400
Non-controlling interests		180	173	164
Profit for the year		£ 6,846	£ 6,974	£ 6,564
Earnings per share
Basic (in GBP per share)		£ 2.933	£ 2.969	£ 2.800
Diluted (in GBP per share)		£ 2.919	£ 2.956	£ 2.789

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.